CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (533,377)	$ (27,940,376)	$ (25,785,792)	$ 10,115
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment loss on mineral claims		23,500,000	23,500,000
Interest inferred on debt		580	945	516
Stock issued for compensation			280,000
Benefit from conversion of debt		4,391,200
Amortization of debt discounts	181,530
Amortization of debt discounts and deferred charges	60,529		439,374
Loss from valuation and revaluation of convertible debt	52,561		1,223,529
Gain on debt settlement			(96,819)	(72,328)
Changes in operating assets and liabilities
Accounts payable	22,205	(1,802)	10,546	37,107
Due to related party	250		17,500
Net cash (used in) operating activities	(216,302)	(50,398)	(410,717)	(24,590)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in Mineral Leases	(15,000)		(51,000)
Net cash (used in) investing activities	(15,000)		(51,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt net of deferred expenses	314,000	60,500	498,880
Debt issue costs	(18,750)
Proceeds from related party advances		5,990		24,590
Repayment of promissory note	(20,000)		120,000
Repayment of related party advances		(15,000)	(24,590)
Repayment of convertible notes	(40,500)		(130,000)
Net cash provided by financing activities	234,750	51,490	464,290
Net (Decrease) Increase in Cash	3,448	1,092	2,573
Cash at Beginning of Period	2,573
CASH AT END OF PERIOD	6,021	1,092	2,573
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCIAL ACTIVITIES:
Shares issued for property		23,500,000	23,500,000
Conversion of convertible to common stock			376,063
OTHER SUPPLEMENTAL DISCLOSURE
Taxes paid
Interest paid	$ 7,365		$ 61,080